Intangible Assets, Net (Details) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014	Dec. 31, 2011
Intangible Assets, Net
Intangible assets subject to amortization	$ 254,252,555	$ 254,435,611
Intangible assets subject to amortization, net	105,418,808	128,530,140
Total intangible assets, net	105,418,808	128,530,140
Weighted Average Remaining Amortization Period	9 years 2 months 12 days
Amortization expenses	23,088,327	35,321,801	36,863,827
Amortization of Discounts Related to Liability for Exclusive Rights	52,922	935,177	1,882,804
Expected amortization expenses
2015	14,813,862
2016	12,374,463
2017	12,154,158
2018	11,262,778
2019	10,801,496
SINA | Advertising agency agreement and license agreements
Intangible Assets, Net
Percentage of revenue fee on sales				15.00%
Additional extension term of agreement				5 years
Additional consideration upon extension term of agreement				0
Advertising agency agreement | SINA
Intangible Assets, Net
Intangible assets subject to amortization	106,790,000	106,790,000
Less: Accumulated amortization	51,286,536	44,495,832
Weighted Average Remaining Amortization Period	9 years 9 months
License agreements | SINA
Intangible Assets, Net
Intangible assets subject to amortization	80,660,000	80,660,000
Less: Accumulated amortization	39,377,764	34,280,500
Weighted Average Remaining Amortization Period	9 years 9 months
Exclusive rights
Intangible Assets, Net
Amount paid in connection with intangible assets	9,004,710	15,347,915	14,249,180
Exclusive rights | Baidu
Intangible Assets, Net
Intangible assets subject to amortization	45,151,494	45,315,329
Less: Accumulated amortization	43,034,803	34,693,471
Weighted Average Remaining Amortization Period	3 months
Fair value of intangible assets recognized					43,847,992
Difference between fair value of intangibles and principal amount					3,764,108
Amortization of Discounts Related to Liability for Exclusive Rights	52,922	935,177	1,882,804
Amount paid in connection with intangible assets					47,612,100
Customer relationship
Intangible Assets, Net
Intangible assets subject to amortization	10,795,384	10,811,555
Less: Accumulated amortization	7,530,732	6,030,501
Weighted Average Remaining Amortization Period	4 years 6 months 26 days
Database license
Intangible Assets, Net
Intangible assets subject to amortization	8,300,000	8,300,000
Less: Accumulated amortization	5,126,472	4,150,001
Weighted Average Remaining Amortization Period	3 years 3 months
Non-compete agreements
Intangible Assets, Net
Intangible assets subject to amortization	1,657,256	1,662,410
Less: Accumulated amortization	1,645,402	1,456,950
Weighted Average Remaining Amortization Period	3 months
Computer software licenses
Intangible Assets, Net
Intangible assets subject to amortization	898,421	896,317
Less: Accumulated amortization	$ 832,038	$ 798,216
Weighted Average Remaining Amortization Period	2 years 4 months 21 days